NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

23. NET INCOME (LOSS) PER SHARE

        The calculation of the net income (loss) per share is as follows:

	For the years ended December 31,
	2010	2011	2012
Numerator used in basic and diluted net income (loss) per share:
Net income (loss) attributable to Bona Film Group Limited	(4,091,374)	14,432,081	(1,283,882)
Deemed dividend on Series A convertible redeemable preferred shares	(1,053,766)	—	—
Deemed dividend on Series B convertible redeemable preferred shares	(1,096,380)	—	—

Net (loss) income attributable to ordinary shareholders for computing basic net income (loss) per ordinary share	(6,241,520)	14,432,081	(1,283,882)

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income per ordinary share	12,758,575	29,353,936	29,514,979
Employee share options (treasury effect)	—	490,526
Weighted average ordinary shares outstanding used in computing diluted net income (loss) per ordinary share	12,758,575	29,844,462	29,514,979

Net income (loss) per ordinary share—basic	(0.49)	0.49	(0.04)
Net income (loss) per ordinary share—diluted	(0.49)	0.48	(0.04)

        The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 1,184,039, 1,715,482 and 3,478,713 options outstanding as of December 31, 2010, 2011 and 2012, respectively.